Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Huber Select Large Cap Value Fund | Huber Select Large Cap Value Fund Investor Class
Prospectus [Line Items]
Annual Return [Percent]	8.99%	15.97%	19.96%	(3.55%)	32.72%	3.47%	34.12%	(13.79%)	19.53%	10.03%
Huber Small Cap Value Fund | Huber Small Cap Value Fund Investor Class
Prospectus [Line Items]
Annual Return [Percent]	3.28%	10.17%	17.86%	(4.92%)	29.50%	(5.33%)	33.99%	(18.73%)	11.74%	14.63%
Huber Large Cap Value Fund | Huber Large Cap Value Fund Investor Class
Prospectus [Line Items]
Annual Return [Percent]	10.58%	21.96%	10.84%	(2.95%)	23.20%	(3.49%)	30.43%	(13.47%)	21.24%	11.99%
Huber Mid Cap Value Fund | Huber Mid Cap Value Fund Investor Class
Prospectus [Line Items]
Annual Return [Percent]	7.65%	13.42%	10.57%	(7.12%)	26.51%	(8.18%)	25.70%	(18.40%)	15.04%	14.26%